Property and Equipment, net (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Property, Plant, and Equipment [Line Items]
Depreciation expenses	$ 77,199	$ 82,425	$ 26,214
Gain (Loss) on Disposition of Assets for Financial Service Operations		2,003
Property plant and equipment	1
Right of use asset, cost	43,308
Bank facility	524,428	544,881
Vehicles [Member]
Property, Plant, and Equipment [Line Items]
Property, Plant, and Equipment, before Accumulated Depreciation, Disposition	0	$ 8,253
Accumulated depreciation	$ 43,308